Fees Summary	Nov. 21, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 396,749,992.00
Previously Paid Amount	0.00
Total Fee Amount	54,791.17
Total Offset Amount	0.00
Net Fee	$ 54,791.17
Narrative - Max Aggregate Offering Amount | shares	396,749,992
Final Prospectus	true